Aristotle Small Cap Equity Fund
Summary Prospectus	July 29, 2026, restated on August 3, 2026
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including Statement of Additional Information (“SAI”) and the most recent report to shareholders, online at http://aristotlefunds.com. You may also obtain this information at no cost by calling 844-ARISTTL (844-274-7885) or by sending an e-mail request to funds@aristotlecap.com. The Fund’s Prospectus and Statement of Additional Information, both dated July 29, 2026, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Goal
Aristotle Small Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 118 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries .
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	R6	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	R6	I-2
Management Fee[1]	0.90%	0.90%	0.90%	0.85%	0.90%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None	None
Total Annual Fund Operating Expenses	1.15%	1.90%	0.90%	0.85%	0.90%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.65% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A, Class C, Class I, and Class I-2, and 0.20% for Class R6 of the net average assets of the class.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	R6	I-2
1 year	$537	$293	$92	$87	$92
3 years	$775	$597	$287	$271	$287
5 years	$1,031	$1,026	$498	$471	$498
10 years	$1,763	$2,222	$1,108	$1,049	$1,108

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	R6	I-2
1 year	$537	$193	$92	$87	$92
3 years	$775	$597	$287	$271	$287
5 years	$1,031	$1,026	$498	$471	$498
10 years	$1,763	$2,222	$1,108	$1,049	$1,108
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2026, the portfolio turnover rate of the Fund was 25% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization companies. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund’s sub-adviser defines a small-capitalization company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2000 ® Index, which measures the performance of the small-capitalization segment of the U.S. equity universe. The Russell 2000 ® Index is reconstituted semi-annually. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of March 31, 2026, the smallest market capitalization in the Russell 2000 ® Index was $1.2 billion, while the largest market capitalization was $29.3 billion. Investments in companies that move above or below the capitalization range may continue to be held by the Fund at the sub-adviser’s sole discretion, consistent with the Fund’s 80% investment policy described above and applicable regulatory requirements. The Fund’s investments in equity securities may include common stocks, depositary receipts, real estate investment trusts (“REITs”) and ETFs that invest primarily in equity securities of small-capitalization companies. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. The Fund may lend its portfolio securities to generate additional income.
The Fund seeks to meet its investment goal by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies that it believes have the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.
The Fund is benchmarked to the Russell 2000® Index for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of the index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Securities Lending Risk: To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Aristotle Small Cap Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023. The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s I-2 shares from October 23, 2023 through December 31, 2025.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I-2 return for the period 1/1/2026 through 6/30/2026: 15.40%
Best and worst quarterly performance reflected within the bar chart: Q4 2020: 29.62%; Q1 2020: (33.02)%

Average Annual Total Returns (For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I-2 (incepted October 30, 2015)(before taxes)	0.45%	4.51%	7.41%
Class I-2 (after taxes on distributions)	(1.02)%	3.70%	6.63%
Class I-2 (after taxes on distributions and sale of Fund shares)	1.33%	3.47%	5.88%
Class A (incepted October 20, 2023)(before taxes)	(4.05)%	3.30%	6.63%
Class C (incepted October 20, 2023)(before taxes)	(1.51)%	3.41%	6.29%
Class I (incepted January 16, 2024) (before taxes)	0.47%	4.51%	7.41%
Class R6 (incepted October 20, 2023)(before taxes)	0.52%	4.57%	7.46%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes) (based on October 30, 2015 inception date of the Predecessor Fund)[1]	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes) (based on October 30, 2015 inception date of the Predecessor Fund)[1]	12.81%	6.09%	9.62%
1 The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2000® Index for the purpose of performance measurement.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Class I-2 shares commenced operations on October 30, 2015. Class A, Class C and Class R6 shares commenced operations on October 20, 2023. Class I shares commenced operations on January 16, 2024. Performance for Class A, Class C, Class I, and Class R6 shares prior to their respective inception dates reflects the performance of Class I-2 shares adjusted for Class A, Class C, Class I and Class R6 shares expenses, respectively.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Boston, LLC
The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
David M. Adams, CFA, Principal, CEO and Portfolio Manager	Since 2015
Jack McPherson, CFA, Principal, President and Portfolio Manager	Since 2015
Purchase and Sale of Fund Shares
Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund (each a “Fund,” together the “Funds”) of the Aristotle Funds Series Trust (“Aristotle Funds” or the “Trust”) on any business day by mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219231, Kansas City, MO 64121-9231), overnight mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, 801 Pennsylvania Ave, Suite 219231, Kansas City, MO 64105-1307), by telephone by calling customer services at 844-ARISTTL (844-274-7885) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.
For Class A and Class C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. For Class I shares, the minimum initial investment is $500,000 for Institutional Investors, with no minimum for subsequent investments. Class I shares are only available to eligible investors. Class R6 shares generally have no minimum for initial or subsequent investments, except for certain institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent for which the minimum initial investment is $1,000,000 with no minimum for subsequent investments. Class R6 shares are only available to eligible investors. No dealer compensation, marketing support payments, or sub-transfer agency fees are paid on Class I or Class R6 shares. There is no minimum initial or subsequent investment for Class I-2 shares, because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. The Trust reserves the right to waive or change minimum investment amounts at its discretion. The Trust and Foreside Financial Services, LLC, the distributor and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.
Purchase and sale orders for accounts held directly with the Trust are executed at the next-calculated net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Milwaukee, WI. Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.

Tax Information
Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as through a “fund supermarket” where a variety of mutual funds from different fund families are offered through your broker-dealer or other financial intermediary), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.